NORTHERN ULTRASHORT FIXED INCOME FUND [Member] N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NORTHERN FUNDS
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Jul. 31, 2026